Trade and other Receivables, Deposits and Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of trade and other receivables

	2025	2024
Trade receivables	$166,068	$—
Other receivables	3,775,321	1,655,335
Deposits	288,504	290,633
Prepayments	271,960	528,845
	$4,501,853	$2,474,813